SEGMENT REPORTING (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Cash and due from banks	$ 32,574,118	$ 55,357,647	$ 54,256,477
Debt securities at fair value through profit or loss	19,757,685	14,900,812	1,168,228
Loans and other financing	155,474,329	159,085,216
Other Assets	182,596,910	146,849,587
TOTAL ASSETS	390,403,042	376,193,262
Deposits	288,458,097	269,644,541
Financing received from the Argentine Central Bank and others	6,252,548	8,833,545
Negotiable obligations	1,059,240	6,379,922
Other liabilities	43,082,741	37,480,044
TOTAL LIABILITIES	338,852,626	322,338,052
Interest income	103,431,881	97,659,056	92,049,680
Interest Expense	(60,499,508)	(43,136,686)	(71,744,637)
Net interest income	42,932,373	54,522,370	20,305,043
Net income from financial instruments at fair value through profit or loss	8,889,470	5,004,594	43,073,281
Result from derecognition of assets measured at amortized cost	254,187	991,715
Exchange rate differences on gold and foreign currency	992,383	1,606,842	(665,941)
Net Income From Financial instruments And Exchange Rate Differences	10,136,040	7,603,151	42,407,340
Net Financial Income	53,068,413	62,125,521	62,712,383
Services Fee Income	16,665,264	17,348,966	17,671,576
Services Fee Expenses	(5,080,481)	(5,355,815)	(4,611,197)
Income from insurance activities	2,271,246	2,522,921	2,863,247
Net Service Fee Income	13,856,029	14,516,072	15,923,626
Subtotal	66,924,442	76,641,593	78,636,009
Result from exposure to changes in the purchasing power of money	(7,807,754)	(6,475,891)	(11,013,521)
Other operating income	5,376,874	5,704,765	5,661,877
Loan loss provisions	(8,929,921)	(13,003,712)	(15,898,709)
Net operating income	55,563,641	62,866,755	57,385,656
Personnel expenses	(25,591,322)	(27,436,458)
Administration expenses	(15,355,579)	(15,574,998)	(15,563,088)
Depreciations and impairment non-financial assets	(4,225,142)	(3,633,207)
Other operating expenses	(11,848,049)	(9,924,079)	(13,065,832)
Operating income (loss)	(1,456,451)	6,298,013
Result before taxes	(1,456,451)	6,298,013
Income tax	(279,907)	(1,013,887)	(346,658)
Net (loss) / income	(1,736,358)	5,284,126	(4,425,538)
Net (loss) / income for the year attributable to owners of the parent	(1,734,541)	5,282,780	(4,421,383)
Net income / (loss) for the year attributable to non-controlling interests	(1,817)	1,346	(4,155)
Other comprehensive (loss) / income	(53,725)	1,213,106	(98,298)
Other comprehensive (loss) / income attributable to owners of the parent company	(53,657)	1,211,932	(98,022)
Other comprehensive (loss) / income attributable to non-controlling interest	(68)	1,174	(276)
Comprehensive (loss) / income for the year	(1,790,083)	6,497,232	(4,523,836)
Comprehensive (loss) / income attributable to owners of the parent company	(1,788,198)	6,494,712	(4,519,405)
Comprehensive income (loss) attributable to non-controlling interest	(1,885)	2,520	$ (4,431)
Adjustments
Disclosure of operating segments [line items]
Cash and due from banks	189,378	(201,614)
Loans and other financing	(5,534,649)	(3,913,231)
Other Assets	23,624,149	24,386,483
TOTAL ASSETS	18,278,878	20,271,638
Deposits	(610,038)	(206,034)
Financing received from the Argentine Central Bank and others	(4,929,761)	(3,826,851)
Other liabilities	7,915,522	9,002,222
TOTAL LIABILITIES	2,375,723	4,969,337
Interest income	(1,603,128)	(574,193)
Interest Expense	1,619,166	703,811
Net interest income	16,038	129,618
Net income from financial instruments at fair value through profit or loss	144,561	514,472
Result from derecognition of assets measured at amortized cost	(23,633)	(47,960)
Exchange rate differences on gold and foreign currency	91,061	148,786
Net Income From Financial instruments And Exchange Rate Differences	211,989	615,298
Net Financial Income	228,027	744,916
Services Fee Income	(344,207)	(633,962)
Services Fee Expenses	160,293	(44,795)
Income from insurance activities	295,328	327,922
Net Service Fee Income	111,414	(350,835)
Subtotal	339,441	394,081
Result from exposure to changes in the purchasing power of money	(628,500)	(221,814)
Other operating income	(232,165)	(200,315)
Net operating income	(521,224)	(28,048)
Personnel expenses	(36,411)	(178,229)
Administration expenses	194,897	406,287
Depreciations and impairment non-financial assets	(93,751)	(94,991)
Other operating expenses	(40,073)	(60,408)
Operating income (loss)	(496,562)	44,611
Income from associates and joint ventures	(5,413)	(9,745)
Result before taxes	(501,975)	34,866
Income tax	(63,053)	795,200
Net (loss) / income	(565,028)	830,066
Net (loss) / income for the year attributable to owners of the parent	(563,211)	828,720
Net income / (loss) for the year attributable to non-controlling interests	(1,817)	1,346
Other comprehensive (loss) / income	13,627	(17,561)
Other comprehensive (loss) / income attributable to owners of the parent company	13,695	(18,735)
Other comprehensive (loss) / income attributable to non-controlling interest	(68)	1,174
Comprehensive (loss) / income for the year	(551,401)	812,505
Comprehensive (loss) / income attributable to owners of the parent company	(549,516)	809,985
Comprehensive income (loss) attributable to non-controlling interest	(1,885)	2,520
Personal and Business Banking | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	12,111,141	18,634,794
Loans and other financing	76,316,258	79,205,935
Other Assets	6,609,578	12,934,602
TOTAL ASSETS	95,036,977	110,775,331
Deposits	138,678,878	141,634,666
Financing received from the Argentine Central Bank and others	15,347	22,658
Negotiable obligations	13,495	36,069
Other liabilities	14,219,359	11,292,436
TOTAL LIABILITIES	152,927,079	152,985,829
Interest income	30,721,711	33,256,362
Interest Expense	(16,236,285)	(12,349,918)
Distribution of results by Treasury	5,134,215	5,146,536
Net interest income	19,619,641	26,052,980
Exchange rate differences on gold and foreign currency	316,615	572,485
Net Income From Financial instruments And Exchange Rate Differences	316,615	572,485
Net Financial Income	19,936,256	26,625,465
Services Fee Income	10,529,003	11,266,898
Services Fee Expenses	(3,445,017)	(3,703,205)
Net Service Fee Income	7,083,986	7,563,693
Subtotal	27,020,242	34,189,158
Result from exposure to changes in the purchasing power of money	2,976,943	2,195,686
Other operating income	1,305,619	2,311,686
Loan loss provisions	(4,148,328)	(6,589,233)
Net operating income	27,154,476	32,107,297
Personnel expenses	(18,226,223)	(20,052,116)
Administration expenses	(11,074,869)	(11,216,677)
Depreciations and impairment non-financial assets	(3,309,350)	(2,904,662)
Other operating expenses	(5,224,801)	(5,788,017)
Operating income (loss)	(10,680,767)	(7,854,175)
Result before taxes	(10,680,767)	(7,854,175)
Income tax	3,721,031	2,083,863
Net (loss) / income	(6,959,736)	(5,770,312)
Net (loss) / income for the year attributable to owners of the parent	(6,959,736)	(5,770,312)
Other comprehensive (loss) / income	(23,227)	332,298
Other comprehensive (loss) / income attributable to owners of the parent company	(23,227)	332,298
Comprehensive (loss) / income for the year	(6,982,963)	(5,438,014)
Comprehensive (loss) / income attributable to owners of the parent company	(6,982,963)	(5,438,014)
Corporate Banking | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	552,152	805,222
Loans and other financing	62,161,494	63,757,797
Other Assets	3,447,294	12,565,089
TOTAL ASSETS	66,160,940	77,128,108
Deposits	31,073,403	24,429,606
Negotiable obligations	8,362	19,001
Other liabilities	4,307,042	3,129,826
TOTAL LIABILITIES	35,388,807	27,578,433
Interest income	19,451,739	19,594,058
Interest Expense	(3,039,368)	(1,620,671)
Distribution of results by Treasury	(9,175,505)	(9,645,110)
Net interest income	7,236,866	8,328,277
Exchange rate differences on gold and foreign currency	86,572	79,403
Net Income From Financial instruments And Exchange Rate Differences	86,572	79,403
Net Financial Income	7,323,438	8,407,680
Services Fee Income	1,038,430	1,014,753
Services Fee Expenses	(340,273)	(290,357)
Net Service Fee Income	698,157	724,396
Subtotal	8,021,595	9,132,076
Result from exposure to changes in the purchasing power of money	(1,855,811)	(1,368,778)
Other operating income	1,359,942	2,292,266
Loan loss provisions	(825,754)	(5,086,914)
Net operating income	6,699,972	4,968,650
Personnel expenses	(1,918,281)	(1,918,590)
Administration expenses	(801,687)	(768,177)
Depreciations and impairment non-financial assets	(314,266)	(217,591)
Other operating expenses	(2,152,583)	(1,895,039)
Operating income (loss)	1,513,155	169,253
Result before taxes	1,513,155	169,253
Income tax	(507,821)	113,695
Net (loss) / income	1,005,334	282,948
Net (loss) / income for the year attributable to owners of the parent	1,005,334	282,948
Other comprehensive (loss) / income	(14,390)	175,046
Other comprehensive (loss) / income attributable to owners of the parent company	(14,390)	175,046
Comprehensive (loss) / income for the year	990,944	457,994
Comprehensive (loss) / income attributable to owners of the parent company	990,944	457,994
Treasury [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	18,723,092	35,152,584
Debt securities at fair value through profit or loss	18,941,469	13,323,941
Loans and other financing	10,363,027	8,789,617
Other Assets	139,986,345	88,814,199
TOTAL ASSETS	188,013,933	146,080,341
Deposits	112,516,984	98,410,147
Financing received from the Argentine Central Bank and others	5,861,421	8,746,733
Negotiable obligations	1,037,383	6,324,852
Other liabilities	10,638,967	8,844,375
TOTAL LIABILITIES	130,054,755	122,326,107
Interest income	46,924,159	38,627,482
Interest Expense	(39,008,895)	(27,765,866)
Distribution of results by Treasury	4,041,290	4,498,574
Net interest income	11,956,554	15,360,190
Net income from financial instruments at fair value through profit or loss	7,376,856	3,494,371
Result from derecognition of assets measured at amortized cost	277,820	1,039,675
Exchange rate differences on gold and foreign currency	401,700	638,877
Net Income From Financial instruments And Exchange Rate Differences	8,056,376	5,172,923
Net Financial Income	20,012,930	20,533,113
Services Fee Income	61,657	90,013
Services Fee Expenses	(170,136)	(90,201)
Net Service Fee Income	(108,479)	(188)
Subtotal	19,904,451	20,532,925
Result from exposure to changes in the purchasing power of money	(6,432,872)	(4,784,349)
Other operating income	2,071,719	382,302
Loan loss provisions	(31,623)	(6,184)
Net operating income	15,511,675	16,124,694
Personnel expenses	(1,102,323)	(1,404,672)
Administration expenses	(781,006)	(697,888)
Depreciations and impairment non-financial assets	(210,822)	(163,769)
Other operating expenses	(3,135,246)	(1,111,785)
Operating income (loss)	10,282,278	12,746,580
Result before taxes	10,282,278	12,746,580
Income tax	(3,330,940)	(3,350,870)
Net (loss) / income	6,951,338	9,395,710
Net (loss) / income for the year attributable to owners of the parent	6,951,338	9,395,710
Other comprehensive (loss) / income	(28,970)	723,323
Other comprehensive (loss) / income attributable to owners of the parent company	(28,970)	723,323
Comprehensive (loss) / income for the year	6,922,368	10,119,033
Comprehensive (loss) / income attributable to owners of the parent company	6,922,368	10,119,033
Consumer finance | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	732,108	359,769
Debt securities at fair value through profit or loss	813,930	1,561,998
Loans and other financing	11,202,166	10,276,852
Other Assets	5,140,206	4,624,686
TOTAL ASSETS	17,888,410	16,823,305
Deposits	6,723,096	5,376,156
Financing received from the Argentine Central Bank and others	5,305,541	3,818,298
Other liabilities	3,694,276	3,043,081
TOTAL LIABILITIES	15,722,913	12,237,535
Interest income	7,928,285	6,691,339
Interest Expense	(3,834,126)	(2,063,911)
Net interest income	4,094,159	4,627,428
Net income from financial instruments at fair value through profit or loss	366,368	216,548
Exchange rate differences on gold and foreign currency	14,352	57,012
Net Income From Financial instruments And Exchange Rate Differences	380,720	273,560
Net Financial Income	4,474,879	4,900,988
Services Fee Income	2,697,736	3,219,890
Services Fee Expenses	(1,146,806)	(1,150,648)
Net Service Fee Income	1,550,930	2,069,242
Subtotal	6,025,809	6,970,230
Result from exposure to changes in the purchasing power of money	(699,373)	(1,339,055)
Other operating income	775,585	550,223
Loan loss provisions	(3,924,216)	(1,338,846)
Net operating income	2,177,805	4,842,552
Personnel expenses	(2,620,530)	(2,586,850)
Administration expenses	(1,759,189)	(2,208,374)
Depreciations and impairment non-financial assets	(204,548)	(205,013)
Other operating expenses	(1,072,784)	(909,295)
Operating income (loss)	(3,479,246)	(1,066,980)
Income from associates and joint ventures	5,413	9,745
Result before taxes	(3,473,833)	(1,057,235)
Income tax	337,291	185,486
Net (loss) / income	(3,136,542)	(871,749)
Net (loss) / income for the year attributable to owners of the parent	(3,136,542)	(871,749)
Comprehensive (loss) / income for the year	(3,136,542)	(871,749)
Comprehensive (loss) / income attributable to owners of the parent company	(3,136,542)	(871,749)
Insurance [member] | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	4,220	3,284
Loans and other financing	864,345	893,676
Other Assets	2,329,922	1,894,061
TOTAL ASSETS	3,198,487	2,791,021
Other liabilities	1,592,391	1,293,766
TOTAL LIABILITIES	1,592,391	1,293,766
Interest income	1,422
Net interest income	1,422
Net income from financial instruments at fair value through profit or loss	574,589	533,598
Exchange rate differences on gold and foreign currency	652	(148)
Net Income From Financial instruments And Exchange Rate Differences	575,241	533,450
Net Financial Income	576,663	533,450
Income from insurance activities	1,975,918	2,194,999
Net Service Fee Income	1,975,918	2,194,999
Subtotal	2,552,581	2,728,449
Result from exposure to changes in the purchasing power of money	(715,673)	(575,186)
Other operating income	15,017	15,846
Net operating income	1,851,925	2,169,109
Personnel expenses	(566,147)	(479,706)
Administration expenses	(492,030)	(398,616)
Depreciations and impairment non-financial assets	(47,676)	(31,337)
Other operating expenses	(16,323)	(2,756)
Operating income (loss)	729,749	1,256,694
Result before taxes	729,749	1,256,694
Income tax	(189,840)	(444,558)
Net (loss) / income	539,909	812,136
Net (loss) / income for the year attributable to owners of the parent	539,909	812,136
Other comprehensive (loss) / income	(1,170)
Other comprehensive (loss) / income attributable to owners of the parent company	(1,170)
Comprehensive (loss) / income for the year	538,739	812,136
Comprehensive (loss) / income attributable to owners of the parent company	538,739	812,136
Asset Management and Other Services | Operating segments [member]
Disclosure of operating segments [line items]
Cash and due from banks	262,026	603,608
Debt securities at fair value through profit or loss	2,286	14,873
Loans and other financing	101,688	74,570
Other Assets	1,459,417	1,630,467
TOTAL ASSETS	1,825,418	2,323,518
Deposits	75,774
Financing received from the Argentine Central Bank and others		72,707
Other liabilities	715,184	874,338
TOTAL LIABILITIES	790,958	947,045
Interest income	7,693	64,008
Interest Expense		(40,131)
Net interest income	7,693	23,877
Net income from financial instruments at fair value through profit or loss	427,096	245,605
Exchange rate differences on gold and foreign currency	81,431	110,427
Net Income From Financial instruments And Exchange Rate Differences	508,527	356,032
Net Financial Income	516,220	379,909
Services Fee Income	2,682,645	2,391,374
Services Fee Expenses	(138,542)	(76,609)
Net Service Fee Income	2,544,103	2,314,765
Subtotal	3,060,323	2,694,674
Result from exposure to changes in the purchasing power of money	(452,468)	(382,395)
Other operating income	81,157	352,757
Loan loss provisions		17,465
Net operating income	2,689,012	2,682,501
Personnel expenses	(1,121,407)	(816,295)
Administration expenses	(641,695)	(691,553)
Depreciations and impairment non-financial assets	(44,729)	(15,844)
Other operating expenses	(206,239)	(156,779)
Operating income (loss)	674,942	1,002,030
Result before taxes	674,942	1,002,030
Income tax	(246,575)	(396,703)
Net (loss) / income	428,367	605,327
Net (loss) / income for the year attributable to owners of the parent	428,367	605,327
Other comprehensive (loss) / income	405
Other comprehensive (loss) / income attributable to owners of the parent company	405
Comprehensive (loss) / income for the year	428,772	605,327
Comprehensive (loss) / income attributable to owners of the parent company	$ 428,772	$ 605,327